Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not have a formal policy on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. The Board and the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. Option grants are effective on the date the award determination is made by the Board and/or the Compensation Committee, and the exercise price of options is the closing market price of our ADSs on the date of the grant or, if the grant is made on a weekend or holiday, on the prior business day.

Award Timing Method	The Board and the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. Option grants are effective on the date the award determination is made by the Board and/or the Compensation Committee, and the exercise price of options is the closing market price of our ADSs on the date of the grant or, if the grant is made on a weekend or holiday, on the prior business day.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board and the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed.
MNPI Disclosure Timed for Compensation Value	false